Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Funding Sources And Funding Uses [Line Items]
Equity and liabilities	$ 2,715,152	$ 2,558,124
Total assets	2,715,152	2,558,124	$ 2,521,771
Loans and advances to customers
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	1,036,743	981,696
Loans and advances to banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	69,203	72,167
Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	240,862	242,804
Prepayments, accrued income and other assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	63,891	47,159
Prepayments, accrued income and other assets | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	63,891	47,159
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	123	735
Trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	254,271	238,130
Trading | Reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	13,659	9,893
Trading | Stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	7,691	8,387
Trading | Other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	232,921	219,850
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	443,312	407,433
Cash and balances at central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	154,099	162,843
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	452,648	405,157
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,439,115	1,362,643
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	59,022	56,331
Repurchase agreements, non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	140,344	165,884
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	104,555	85,342
Accruals, deferred income and other liabilities | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	71,002	54,066
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	0	313
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	24,600	22,437
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	164,466	148,505
Liabilities under insurance contracts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	97,439	87,330
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	83,170	84,431
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	558	1,495
Trading liabilities | Stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	9,702	10,998
Trading liabilities | Other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	72,910	71,938
Equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	192,668	194,249
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 338,771	$ 296,593